Commitments and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Financial guarantee
Commitments and Contingencies Disclosure [Line Items]
Guaranteed bank loans of employees for their housing costs	¥ 28,165	¥ 30,393
Undiscounted maximum amount of Honda's obligation to make future payments	28,165	30,393
Amount accrued for any estimated losses under the obligations		0
Capital additions
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchases of property, plant and equipment	¥ 88,136